June 9, 1997


Securities and Exchange Commission
Attn: Filing Desk, Stop 1-4
450 Fifth Street, N.W.
Washington, DC 20549

                                          Re: Professionally Managed Portfolios
                                            File No. 811-5037
                                            CIK No. 811030

Dear Sir or Madam:

On behalf of the above Registrant and pursuant to Rule 30b-2 under the Investment Company Act of 1940, I enclose for filing via EDGAR, a copy of the Annual Report to shareholders of the Harris Bretall Sullivan & Smith Growth Equity Fund series of the Registrant for the twelve month period ended March 31, 1997.

If you have any questions, please contact me at (602) 952-1100.

Sincerely yours,


Robert H. Wadsworth

                         Harris Bretall Sullivan & Smith
                               Growth Equity Fund












                                  Annual Report

                                 March 31, 1997

                         Harris Bretall Sullivan & Smith
                               Growth Equity Fund

Dear Shareholder:

We are pleased to present you with the first Annual Report for the Harris Bretall Sullivan & Smith Growth Equity Fund (the "Fund") for the year ended March 31, 1997.

General Market Overview

The stock market has enjoyed an abnormal five year period of higher-than-average returns and lower-than-average volatility. Over the last couple of months the market has experienced a 10% correction and an increase in volatility. Investors should not be alarmed by this volatility, as it is an overdue return to more normal stock market conditions. In fact, the market has historically experienced on average a 10% correction once each year. This market correction is the first in over six years.

Perhaps, the key contributing factor to the recent correction is the 1/4% increase in the Fed Funds Rate and the strong possibility of an additional 1/4% point increase in the near future. Although this has caused a short term disruption, we endorse Chairman Greenspan's proactive policy in keeping inflation in check and thereby continuing a moderately paced economic expansion. The major benefactor of this type of environment has been and will continue to be financial assets. Therefore, we remain optimistic about market opportunities in the near future, as well as over the longer term.

Portfolio Review

Since inception on May 1st of last year, the Fund's total return, as of March 31, 1997, was 10.36%. The performance has lagged the S&P 500 Index (the "Index") primarily due to the Fund's strategy of equally weighting all positions. The Index's performance, which is capitalization weighted, has been dominated by a handful of the large capitalization companies. For example, price changes in General Electric, the largest company in the Index, have over 500 times the impact on the Index's performance as does Shoney's, the smallest company in the Index. Although this trend has made it difficult to outperform the S&P 500 Index in the short term, history has shown that equally weighted strategies have tended to outperform capitalization weighted strategies over the longer term.

The Fund is overweighted in technology-related companies, as the firm believes that the single most powerful force behind the new-found competitiveness of American industry is its leadership in technology. Moreover, we have a strong focus on companies in health care, financial services and in U.S. companies that have established a presence in the global marketplace. We are convinced that with the present economic trend, American growth companies should thrive as never before.

Our valuation work shows the market fairly valued, based on 1997 earnings estimates and slightly undervalued based on 1998 earnings estimates. As of March 31, 1997, the Fund was 99% invested in equities.

                         Harris Bretall Sullivan & Smith
                               Growth Equity Fund

Outlook

The pace of U.S. economic growth has been surprisingly strong, resulting in continued good corporate earnings growth. We expect this trend to remain in place, but at a somewhat more moderate rate. Our philosophy has always been that consistent corporate earnings are the key to long-term stock price appreciation. We believe double-digit earnings growth will continue through the decade for companies in the health care, financial service and technology sectors. Certain consumer franchise companies will also see this level of earnings growth; however, the average corporation will see its earnings growth slow to a rate more in line with historical single-digit averages.

Our five year annual projected corporate earnings growth rate for the companies in the portfolio is 17% versus 9% for the S&P 500--twice the expected growth at a discount to the market. With a strong relative earnings advantage, HBSS believes this should be the beginning of an outstanding relative performance period for the Fund.

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.

Sincerely,


/s/                                                    /s/



John J. Sullivan, CFA                                Gordon J. Ceresino
Partner                                              Senior Vice President

                         Harris Bretall Sullivan & Smith
                               Growth Equity Fund

              Harris, Bretall, Sullivan & Smith Growth Equity Fund
        Value of $10,000 vs. Russell 1000 Growth Index and S&P 500 Index

 Annual Average Total Return
Periods Ended March 31, 1997
1 Year   Inception (5/1/96)
  N/A            10.36%


                                Harris, Bretal, Sullivan & Smith             S & P 500               Russell 1000 Growth
              5/1/96                                 10,000                   10,000                        10,000
              6/30/96                                10,040                   10,277                        10,364
              9/30/96                                10,310                   10,600                        10,737
             12/31/96                                10,776                   11,487                        11,385
              3/31/97                                11,036                   11,794                        11,447








Past performance is not predictive of future performance.

                         Harris Bretall Sullivan & Smith
                               Growth Equity Fund

SCHEDULE OF INVESTMENTS at March 31, 1997
------------------------------------------------------------------------------------------------------------------------------------
      Shares         COMMON STOCKS: 98.4%                                                             Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Capital Goods/Conglomerates: 7.7%
       1,200         Fluor Corp..............................................................             $ 63,000
         650         General Electric Company................................................               64,513
         900         Illinois Tool Works, Inc................................................               73,462
       1,200         Tyco International, Inc.................................................               66,000
                                                                                                            ------
                                                                                                           266,975
                                                                                                           -------
                     Consumer Cyclical: 9.0%
       2,100         Circuit City Stores, Inc................................................               70,088
       1,400         Home Depot, Inc.........................................................               74,900
       1,500         Interpublic Group, Inc..................................................               79,125
       3,150         Wal Mart Stores, Inc....................................................               87,806
                                                                                                            ------
                                                                                                           311,919
                                                                                                           -------
                     Consumer Services: 4.0%
       2,800         Mattel, Inc.............................................................               67,200
       1,000         Walt Disney Company*....................................................               73,000
                                                                                                            ------
                                                                                                           140,200
                                                                                                           -------
                     Consumer Staples: 3.9%
         750         Colgate Palmolive Company*..............................................               74,719
         850         Gillette Company........................................................               61,731
                                                                                                            ------
                                                                                                           136,450
                                                                                                           -------
                     Drugs/Biotechnology: 10.0%
       1,200         Abbott Laboratories*....................................................               67,350
       1,150         American Home Products Corp.............................................               69,000
       1,350         Amgen, Inc..............................................................               75,431
         850         Merck & Co., Inc........................................................               71,613
         750         Pfizer, Inc.............................................................               63,094
                                                                                                            ------
                                                                                                           346,488
                                                                                                           -------
                     Financial: 12.0%
         600         American International Group, Inc.......................................               70,425
         600         BankAmerica Corp.    ...................................................               60,450
       2,400         Charles Schwab Corp.....................................................               76,500
         600         Citicorp................................................................               64,950
       1,400         Norwest Corp............................................................               64,750
         270         Wells Fargo & Company...................................................               76,714
                                                                                                           -------
                                                                                                           413,789
                                                                                                           -------
See accompanying Notes to Financial Statements.

                         Harris Bretall Sullivan & Smith
                               Growth Equity Fund

SCHEDULE OF INVESTMENTS at March 31, 1997, Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Food/Beverage: 9.2%
       1,200         General Mills, Inc......................................................             $ 74,550
       1,500         McDonald's Corp.........................................................               70,875
       3,000         PepsiCo, Inc............................................................               97,875
       2,250         Sysco Corp..............................................................               76,781
                                                                                                            ------
                                                                                                           320,081
                                                                                                           -------
                     Healthcare: 4.4%
       1,300         Oxford Health Plans, Inc................................................               76,212
       1,600         United Healthcare Corp..................................................               76,200
                                                                                                            ------
                                                                                                           152,412
                                                                                                           -------
                     Health Products: 2.1%
       1,400         Johnson & Johnson.......................................................               74,025
                                                                                                            ------

                     Leisure - Gaming: 1.7%
       2,200         Circus Circus Enterprises, Inc..........................................               57,200
                                                                                                            ------

                     Technology/Defense: 13.6%
       2,450         Autodesk, Inc...........................................................               75,950
       1,650         Automatic Data Processing, Inc..........................................               69,094
       2,300         Electronic Arts, Inc....................................................               61,237
       1,500         Electronic Data Systems Corp............................................               60,563
       1,950         First Data Corp.........................................................               66,056
         810         Microsoft Corp..........................................................               74,267
       1,700         Oracle Systems, Inc.....................................................               65,556
                                                                                                            ------
                                                                                                           472,723
                                                                                                           -------
                     Telecommunications/Hardware: 18.8%
       1,900         Adobe Systems, Inc......................................................               76,237
       2,000         Applied Materials, Inc..................................................               92,750
       1,300         Cisco Systems, Inc......................................................               62,563
         950         Compaq Computer Corp....................................................               72,793
       1,450         Hewlett Packard Company.................................................               77,213
       3,050         Informix Corp...........................................................               46,131
         550         Intel Corp..............................................................               76,519
       1,600         Linear Technology Corp..................................................               70,800
       1,400         Lucent Technologies, Inc................................................               73,850
                                                                                                            ------
                                                                                                           648,856
                                                                                                           -------
See accompanying Notes to Financial Statements.

                         Harris Bretall Sullivan & Smith
                               Growth Equity Fund

SCHEDULE OF INVESTMENTS at March 31, 1997, Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Transportation: 2.0%
       1,200         Union Pacific Corp......................................................             $ 68,100
                                                                                                          --------

                     Total common stocks (cost $3,220,238)...................................            3,409,218
                                                                                                        ---------

                     Total Investments in Securities (cost $3,220,238+): 98.4% ..............            3,409,218
                     Other Assets less Liabilities: 1.6%.....................................               57,149
                                                                                                            ------
                     Total Net Assets: 100.0% ...............................................           $3,466,367
                                                                                                        ==========

*Non-income producing security.

+ At March 31, 1997, the cost for Federal income tax purposes was the same as the basis for financial reporting. Unrealized appreciation and depreciation of securities were as follows:

                     Gross unrealized appreciation...........................................            $ 321,820
                     Gross unrealized depreciation...........................................             (132,840)
                                                                                                          --------
                               Net unrealized appreciation...................................            $ 188,980
                                                                                                         =========




See accompanying Notes to Financial Statements.

                         Harris Bretall Sullivan & Smith
                               Growth Equity Fund

STATEMENT OF ASSETS AND LIABILITIES at March 31, 1997
------------------------------------------------------------------------------------------------------------------------------------

ASSETS
      Investments in securities, at value (identified cost $3,220,238) (Note 2-A) ...........           $3,409,218
      Cash...................................................................................               49,345
      Receivables:
            From Advisor.....................................................................               19,470
            Dividends and interest ..........................................................                2,501
            Fund shares sold.................................................................                1,500
      Prepaid expenses.......................................................................                7,320
                                                                                                             -----
                  Total assets ..............................................................            3,489,354
                                                                                                         ---------

LIABILITIES
      Payables:
            Administration fee...............................................................                2,677
            Distribution fees................................................................                2,155
      Accrued expenses.......................................................................               18,155
                                                                                                            ------
                  Total liabilities..........................................................               22,987
                                                                                                            ------

NET ASSETS                                                                                              $3,466,367
                                                                                                        ==========

      Net asset value, offering and redemption price per share
            ($3,466,367/314,179 shares outstanding;
            unlimited number of shares authorized without par value) ........................               $11.03
                                                                                                            ======

COMPONENTS OF NET ASSETS
      Paid-in capital .......................................................................           $3,269,805
      Overdistribution of net investment income..............................................               (1,440)
      Undistributed net realized gain on investments.........................................                9,022
      Net unrealized appreciation on investments.............................................              188,980
                                                                                                           -------
            Net assets ......................................................................           $3,466,367
                                                                                                        ==========



See accompanying Notes to Financial Statements.

                         Harris Bretall Sullivan & Smith
                               Growth Equity Fund

STATEMENT OF OPERATIONS - For the Period May 1, 1996* through March 31, 1997
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
      Income
            Dividends........................................................................             $ 19,646
            Interest.........................................................................                6,158
                                                                                                             -----
                  Total income...............................................................               25,804
                                                                                                            ------

      Expenses
            Administration fee (Note 3)......................................................               28,315
            Custodian and accounting fees....................................................               15,408
            Advisory fees (Note 3)...........................................................               15,020
            Audit fees.......................................................................               14,882
            Transfer agent fees..............................................................                7,210
            Distribution costs (Note 4)......................................................                5,007
            Miscellaneous fees...............................................................                4,282
            Legal fees.......................................................................                3,880
            Reports to shareholders..........................................................                2,791
            Trustees' fees...................................................................                2,791
            Registration fees................................................................                  417
                                                                                                               ---
                  Total expenses.............................................................              100,003
                  Less: expenses reimbursed/waived  (Note 3).................................              (74,252)
                                                                                                           -------
                  Net expenses...............................................................               25,751
                                                                                                            ------
                        Net investment income ...............................................                   53
                                                                                                                --

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
            Net realized gain from security transactions.....................................                9,022
            Net change in unrealized appreciation on investments.............................              188,980
                                                                                                           -------
                  Net realized and unrealized gain on investments............................              198,002
                                                                                                           -------
                        Net Increase in Net Assets Resulting from Operations ................            $ 198,055
                                                                                                         =========


*Commencement of operations.



See accompanying Notes to Financial Statements.

                         Harris Bretall Sullivan & Smith
                               Growth Equity Fund

STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               May 1, 1996*
                                                                                                  through
                                                                                              March 31, 1997
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment income......................................................................        $     53
Net realized gain from security transactions...............................................           9,022
Net change in unrealized appreciation on investments.......................................         188,980
                                                                                                    -------
      Net increase in net assets resulting from operations ................................         198,055
                                                                                                    -------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income......................................................................          (1,493)
                                                                                                     ------

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a)...............       3,269,805
                                                                                                  ---------
      Total increase in net assets ........................................................       3,466,367

NET ASSETS
Beginning of period........................................................................             -0-
                                                                                                         -
End of period (including accumulated net investment loss of $1,440)........................      $3,466,367
                                                                                                 ==========

(a) A summary of capital shares transactions is as follows:
                                                                                              May 1, 1996*
                                                                                                 through
                                                                                             March 31, 1997
------------------------------------------------------------------------------------------------------------------------------------

                                                                                          Shares           Value
------------------------------------------------------------------------------------------------------------------------------------
      Shares sold.................................................................        327,664      $3,416,156
      Shares issued in reinvestment of distributions..............................            140           1,488
      Shares redeemed.............................................................        (13,625)       (147,839)
                                                                                          -------        --------
      Net increase................................................................        314,179      $3,269,805
                                                                                          =======      ==========

*Commencement of operations.

See accompanying Notes to Financial Statements.

                         Harris Bretall Sullivan & Smith
                               Growth Equity Fund

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    May 1, 1996*
                                                                                                       through
                                                                                                   March 31, 1997
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period.......................................................            $10.00
Income from investment operations:
      Net investment income................................................................               .00
      Net realized and unrealized gain on investments......................................              1.04
                                                                                                         ----
Total from investment operations...........................................................              1.04
                                                                                                         ----

Less distributions:
      From net investment income...........................................................              (.01)
                                                                                                         ----

Net asset value, end of period.............................................................            $11.03
                                                                                                       ======

Total return...............................................................................             10.36%++

Ratios/supplemental data:
Net assets, end of period (millions).......................................................             $ 3.5

Ratio of expenses to average net assets:
      Before expense reimbursement and waiver..............................................              4.97%+
      After expense reimbursement and waiver...............................................              1.28%+

Ratio of net investment income (loss) to average net assets:
      Before expense reimbursement and waiver..............................................             (3.69)%+
      After expense reimbursement and waiver...............................................              0.00%+

Portfolio turnover rate....................................................................             14.62%

Average commission rate paid per share.....................................................           $.0688

*Commencement of operations.

+Annualized.


++Not annualized.

See accompanying Notes to Financial Statements.

                         Harris Bretall Sullivan & Smith
                               Growth Equity Fund

NOTES TO FINANCIAL STATEMENTS at March 31, 1997
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

      The Harris Bretall Sullivan & Smith Growth Equity Fund (the "Fund") is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Fund began operations on May 1, 1996. The investment objective of the Fund is to seek growth of capital. The Fund seeks to achieve its objective by investing primarily in equity securities.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

      A. Security Valuation. The Fund's investments are carried at market value. Securities listed on an exchange or quoted on a National Market System are valued at the last sale price. Other securities are valued at the last quoted bid price. Securities for which market quotations are not readily available, if any, traded on an exchange or NASDAQ for which there have been no sales and other over-the-counter securities are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

      B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      C. Securities Transactions, Dividends and Distributions. As is common in the industry, security transactions are accounted for on the trade date. The cost of securities owned on realized transactions are relieved on a first-in, first-out basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

      D. Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

      For the period ended March 31, 1997, Harris Bretall Sullivan & Smith, Inc. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, facilities, and most personnel needed by the Fund. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 0.75% based upon the average daily net assets of the Fund. For the period ended March 31, 1997, the Fund incurred $15,020 in Advisory fees.

      The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund to the extent necessary to limit the Fund's aggregate annual operating expenses to 1.29% of average net assets. Any such reductions made by the Advisor in its fees or payments or reimbursement of expenses which

                         Harris Bretall Sullivan & Smith
                               Growth Equity Fund

NOTES TO FINANCIAL STATEMENTS, Continued are the Fund's obligation are subject to reimbursement by the Fund provided the Fund is able to effect such reimbursement and remain in compliance with any applicable laws or expense limitations. For the period ended March 31, 1997, the Advisor waived its fees and reimbursed the Fund in the amount of $74,252.

      Investment Company Administration Corporation (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives an annual fee at the following rate:

      Under $25 million - 0.12% of average net assets
      $25 to $50 million - 0.07% of average net assets
      $50 to $100 million - 0.05% of average net assets
      Over $100 million - 0.03% of average net assets, with a minimum fee of $30,000 annually


      First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

      Certain officers and trustees of the Trust are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - DISTRIBUTION COSTS

      The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of the Fund. The fee is paid to the Distributor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity.

NOTE 5 - PURCHASES AND SALES OF SECURITES

      The cost of purchases and the proceeds from sales of securities, other than U.S. Government obligations and short-term investments, for the period ended March 31, 1997, were $3,643,608 and $432,391, respectively.

                         Harris Bretall Sullivan & Smith
                               Growth Equity Fund

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS OF
      HARRIS BRETALL SULLIVAN & SMITH
GROWTH EQUITY FUND and
      THE BOARD OF TRUSTEES OF
PROFESSIONALLY MANAGED PORTFOLIOS


      We have audited the accompanying statement of assets and liabilities of Harris Bretall Sullivan & Smith Growth Equity Fund (the Fund), a series of Professionally Managed Portfolios, including the schedule of investments, as of March 31, 1997, and the related statements of operations, changes in net assets, and the financial highlights for the period from May 1, 1996 (commencement of operations) through March 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Harris Bretall Sullivan & Smith Growth Equity Fund as of March 31, 1997, the results of its operations, the changes in its net assets, and the financial highlights for the period from May 1, 1996 (commencement of operations) through March 31, 1997, in conformity with generally accepted accounting principles.

                                ERNST & YOUNG LLP


Los Angeles, California
May 9, 1997

                                     Advisor

                      Harris Bretall Sullivan & Smith, Inc.
                         One Sansome Street, Suite 3300
                             San Francisco, CA 94104
                                 (415) 765-8300
                        Account Inquiries (800) 385-7003

                                   Distributor

                          First Fund Distributors, Inc.
                      4455 East Camelback Road, Suite 261E
                                Phoenix, AZ 85018

                                    Custodian

                                 Star Bank, N.A.
                                425 Walnut Street
                              Cincinnati, OH 45202

                     Transfer and Dividend Disbursing Agent

                          American Data Services, Inc.
                        24 West Carver Street, 2nd Floor
                              Huntington, NY 11743
                                 (800) 385-7003

                              Independent Auditors

                                Ernst & Young LLP
                             515 South Flower Street
                              Los Angeles, CA 90071

                                  Legal Counsel

                        Heller, Ehrman, White & McAuliffe
                                 333 Bush Street
                             San Francisco, CA 94104

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.